SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
SHORT TERM BANK LOANS

NOTE 8 — SHORT TERM BANK LOANS

As of December 31, 2012, the Company had short term bank credit of $4,689 comprised as follow: $656 current portion of long term loans and $4,033 of short term bank loans that bear interest of 3.25 – 5.25% paid on a monthly and weekly basis.

As of December 31, 2011, the Company had short term bank credit of $766 comprised as follow: $766 current portion of long term loans from bank.